4. Prepayments And Other Assets (Sept 2020 Note) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayments And Other Assets	$ 2,734,382	$ 1,258,700	$ 928,682
Vendor Prepayments [Member]
Prepayments And Other Assets	1,828,531	1,070,788	776,478
Prepaid Services and Fees [Member]
Prepayments And Other Assets	268,655	187,912	$ 152,204
Deferred Financing Asset [Member]
Prepayments And Other Assets	630,805	0
Other Assets [Member]
Prepayments And Other Assets	$ 6,391	$ 20,028